Shareholder Report	12 Months Ended
Jul. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	DAVIS NEW YORK VENTURE FUND INC
Entity Central Index Key	0000071701
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2026
C000009521 [Member]
Shareholder Report [Line Items]
Fund Name	Davis Research Fund
Class Name	Class A
Trading Symbol	DRFAX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the Davis Research Fund (the “Fund”) for the period of August 1, 2025 to July 31, 2026 (the “period”).
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at http://dsainternal.davis.local/html/fundinfo/fundinfo.html or by contacting Investor Services at 1-800-279-0279.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-279-0279
Additional Information Website	http://dsainternal.davis.local/html/fundinfo/fundinfo.html
Expenses [Text Block]
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis Research Fund (Class A)	$77	0.68%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
Summary of Results
The Fund outperformed the Standard & Poor’s 500 Index (“S&P 500” or the “Index”) for the period. The Fund’s Class A shares delivered a total return on net asset value of 25.43%, versus a 19.56% return for the S&P 500. The Fund invests principally in common stocks (including American Depositary Receipts) issued by medium- and large-capitalization companies. The Fund considers companies with market capitalizations between $3 billion and $10 billion to be medium-capitalization companies and companies with market capitalizations of at least $10 billion to be large-capitalization companies. The Fund has the flexibility to invest in foreign securities.
Market Overview
  S&P 500
    Strongest performing sectors - Energy (+41%), Health Care (+27%), and Information Technology (+26%)
    Weakest performing sectors - Utilities (+6%), Consumer Discretionary (+8%), and Consumer Staples (+10%)
Contributors to Performance
  Information Technology - outperformed the Index sector (+63% vs +26%)
    Samsung Electronics (+262%), Applied Materials (+184%), Lam Research (+211%), and Texas Instruments (+56%)
    - four largest individual contributors
    Silergy (+41%) - new purchase during the period
  Financials - outperformed the Index sector (+17% vs +11%)
    U.S. Bancorp (+46%), Danske Bank (+58%), and Fifth Third Bancorp (+40%)
  Health Care - outperformed the Index sector (+50% vs +27%)
  Consumer Staples - outperformed the Index sector (+21% vs +10%) and underweight (average weighting 2% vs 5%)
  Individual holdings
    Amazon.com (+16%) and Alphabet (+85%)
Detractors from Performance
  Consumer Discretionary - underperformed the Index sector (+2% vs +8%) and overweight (average weighting 15% vs 10%)
    Entain (-45%), Sea (-32%), and Prosus (-20%)
  Overweight in Financials (average weighting 32% vs 13%)
    Rocket Companies (-13%)
  Communication Services - underperformed the Index sector (-2% vs +19%)
    Meta Platforms (-28%) and Pinterest (-38%)
  Industrials - underperformed the Index sector (-6% vs +20%)
    DiDi Global (-43%) - new purchase during the period
  Individual Information Technology holdings
    SAP (-36%) - largest individual detractor
    Oracle (-48%) and Synopsys (-35%)
    Synopsys - new purchase during the period

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values of a $10,000 investment in the Fund and the S&P 500 Index over 10 fiscal years for an investment made on July 31, 2016.
GROWTH OF $10,000
*Reflects 4.75% front-end sales charge.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 07/31/26	1 Year	5 Years	10 Years
Davis Research Fund (Class A) — Without sales charge	25.43%	12.32%	14.30%
Davis Research Fund (Class A) — With sales charge*	19.47%	11.24%	13.75%
S&P 500 Index	19.56%	12.85%	15.07%
*	Reflects 4.75% front-end sales charge.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance information, please call Investor Services at1-800-279-0279.
Net Assets	$ 88,500,000
Holdings Count | Holding	66
Advisory Fees Paid, Amount	$ 444,800
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets as of 07/31/26 (in millions)	$88.5
Total number of portfolio holdings as of 07/31/26	66
Portfolio turnover rate for the period	26%
Total advisory fees paid for the period (in thousands)	$444.8

Holdings [Text Block]	Top Sectors as of 07/31/26 Net Assets
Financials	29.38%
Information Technology	26.18%
Consumer Discretionary	13.45%
Communication Services	5.01%
Health Care	4.20%

Material Fund Change [Text Block]
How has the Fund changed?
At a meeting held on September 15, 2026, the Board of Directors of Davis New York Venture Fund, Inc. approved an Agreement and Plan of Reorganization between Davis Research Fund and Davis Select U.S. Equity ETF (and the Board of Trustees of Davis Fundamental ETF Trust has similarly reviewed and approved). The Reorganization will be presented to stockholders of Davis Research Fund at a special meeting of stockholders, which is scheduled to be held on or about November 10, 2026. If approved by stockholders, the Reorganization is expected to take place on November 13, 2026, with Davis Select U.S. Equity ETF, through a tax-free exchange, acquiring all of the net assets of Davis Research Fund Class A.
This is a summary of certain planned changes to the Fund since July 31, 2026. For more complete information, you may review the Fund’s next supplement to its prospectus, which we expect to be available by October 9, 2026 at https://dsainternal.davis.local/html/fundinfo/fundinfo.html or upon request by contacting Investor Services (1-800-279-0279 and dvsinvestor.services@dsaco.com).

Summary of Change Legend [Text Block]
This is a summary of certain planned changes to the Fund since July 31, 2026. For more complete information, you may review the Fund’s next supplement to its prospectus, which we expect to be available by October 9, 2026 at https://dsainternal.davis.local/html/fundinfo/fundinfo.html or upon request by contacting Investor Services (1-800-279-0279 and dvsinvestor.services@dsaco.com).

Updated Prospectus Phone Number	1-800-279-0279
Updated Prospectus Email Address	dvsinvestor.services@dsaco.com
Updated Prospectus Web Address	https://dsainternal.davis.local/html/fundinfo/fundinfo.html